Nature of operations and summary of significant accounting policies (Cash and Accounts Receivable) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Mar. 21, 2017	Dec. 31, 2015
Cash and accounts receivable
Restricted cash		$ 14,200
Components of accounts receivable
Joint interests		13,304
Accrued commodity sales		32,460
Derivative settlements		3,231
Other		2,016
Allowance for doubtful accounts		(593)
Accounts receivable, net		50,418	$ 46,837
JP Morgan Chase Bank, N.A.
Cash and accounts receivable
Cash held		$ 27,600
Predecessor
Cash and accounts receivable
Restricted cash	$ 1,400
Components of accounts receivable
Joint interests	13,818			$ 14,149
Accrued commodity sales	31,304			21,645
Derivative settlements	119,303			40,380
Other	1,657			3,329
Allowance for doubtful accounts	(553)			(503)
Accounts receivable, net	$ 46,226		$ 46,837	$ 79,000
Period within which joint interest accounts receivable are due	30 days
Period within which joint interest accounts receivable are past due	60 days
Predecessor | JP Morgan Chase Bank, N.A.
Cash and accounts receivable
Cash held	$ 36,502
Cash | Predecessor | Arvest Bank
Cash and accounts receivable
Cash held	48,023
Cash Equivalents | Predecessor | Arvest Bank
Cash and accounts receivable
Cash held	$ 101,127